Other Expenses (Details) - Schedule of other expenses - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Other Expenses Abstract
Advertising and promotion expenses	¥ 29,003,981	¥ 22,645,530
Litigation and Attorney fees	12,776,243	14,292,490
Consulting fees	7,953,685	7,082,325
Entertainment and travelling expenses	6,837,373	7,136,849
Office and commute expenses	5,531,007	6,767,838
Directors and officers liability insurance	2,382,305	2,664,241
Depreciation and amortization	1,800,560	3,095,009
Communication expenses	1,721,714	3,249,141
Research and development expenses	415,703	1,233,165
Others	4,606,659	6,417,874
Total	¥ 73,029,230	¥ 74,584,462